Income Taxes	11 Months Ended
Mar. 31, 2012
Income Taxes
I.	Income Taxes:

Consolidated income taxes for the eleven months ended March 31, 2012 and the year ended April 30, 2011 are summarized as follows:

	2012	2011
	(In Thousands)
Current:
Federal	$172	$590
State	7	129

Total current	179	719

Deferred (Benefit):
Federal	335	(1)
State	104	19

Total deferred (benefit)	439	18

Total income tax expense	$618	$737

The components of the net deferred tax assets (liabilities) at March 31, 2012 and April 30, 2011 are summarized as follows:

	March 31,	April 30,
	2012	2011
	(In Thousands)
Deferred tax assets for deductible temporary differences	$1,597	$2,075
Deferred tax liabilities for taxable temporary differences	(1,220)	(1,220)

Net deferred tax asset	$377	$855

The tax effects of significant temporary differences at March 31, 2012 and April 30, 2011 are summarized as follows:

	March 31,	April 30,
	2012	2011
	(In Thousands)
Deferred tax assets:
Allowance for loan losses in excess of tax reserves	$490	$489
Deferred compensation	221	217
Tax versus book basis of organization costs	46	50
Tax versus book basis of loans originated for sale	45	380
Tax versus book basis of real estate acquired by foreclosure	71	199
Fannie Mae and Freddie Mac ordinary loss	656	656
Reserve for credit losses	44	44
Other	24	40

	$1,597	$2,075

Deferred tax liabilities:
Tax versus book basis of premises and equipment	$302	$322
Tax versus book basis of mortgage servicing rights	216	214
Loan origination fees deferred for tax purposes	150	145
Unrealized gain on available-for-sale securities	505	466
Other	47	73

	$1,220	$1,220

Total income tax expense for the eleven months ended March 31, 2012 and the year ended April 30, 2011 differed from amounts computed by applying the U.S. federal income tax rate of 34% to income before income taxes as a result of the following:

	2012	2011
	(In Thousands)
Expected income tax expense at federal tax rate	$624	$706
State income tax, net of federal income tax	73	97
Tax exempt municipals and other	(79)	(66)

Total income tax expense	$618	$737

No interest or penalties were recognized in income tax expense for the eleven months ended March 31, 2012 or the year ended April 30, 2011.